Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay for Performance

Year	Summary Compensation Table Total for PEO(1)(2)	Summary Compensation Table Total for Former PEO(2)	Compensation Actually Paid to PEO(1)(3)	Compensation Actually Paid to Former PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)	Net (Loss) Income (in thousands)
2024	$242,818	$-	$201,168	$-	$188,126	$138,318	$49.82	$(4,159)
2023	$323,000	$-	$373,000	$-	$242,000	$311,000	$106.21	$(2,093)
2022	$270,000	-	$242,000	$-	$376,000	$356,000	$38.86	$(1,592)

1.	For each year shown, the PEO was Henry Sicignano III, our President and Principal Executive Officer.
2.

Refer to “Executive Compensation-Summary Compensation Table.” Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in these columns.

3.

The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

4.	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2024: Matthew P. Montesano and Ryan Stump

2023: Matthew P. Montesano and Ryan Stump

2022: Matthew P. Montesano and Ryan Stump

PEO Total Compensation Amount	$ 242,818	$ 323,000	$ 270,000
PEO Actually Paid Compensation Amount	$ 201,168	373,000	242,000
Adjustment To PEO Compensation, Footnote

	2024		2023		2022
SCT Total to CAP Reconciliation	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT Total	$242,818	$188,126	$323,000	$242,000	$270,000	$376,000
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	-	-	(66,000)	(89,000)	(18,000)	(20,000)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	-	-	120,000	156,000	16,000	-
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(43,067)	(50,926)	4,000	4,000	(14,000)	-
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-	-	-	-
Add (Deduct): Changes as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,417	1,118	(8,000)	(2,000)	(12,000)	-
CAP Amounts (as calculated)	$201,168	$138,318	$373,000	$311,000	$242,000	$356,000

Non-PEO NEO Average Total Compensation Amount	$ 188,126	242,000	376,000
Non-PEO NEO Average Compensation Actually Paid Amount	138,318	311,000	356,000
Total Shareholder Return Amount	49.82	106.21	38.86
Net Income (Loss)	(4,159,000)	(2,093,000)	(1,592,000)
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0
PEO Actually Paid Compensation Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(66,000)	(18,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	120,000	16,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,067)	4,000	(14,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,417	(8,000)	(12,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(89,000)	(20,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	156,000	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,926)	4,000	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,118	$ (2,000)	$ 0